Offsetting Financial Assets and Liabilities - Summary of Financial Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		€ 323,445	€ 299,836
Gross amounts of recognised financial assets offset in the statement of financial position		(253,764)	(224,008)
Net amounts of financial liabilities presented in the statement of financial position		69,681	75,827
Financial instruments		12,016	13,412
Cash and financial instruments pledged as collateral		43,625	50,796
Net amount		14,040	11,619
Deposits from banks [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		26	37
Gross amounts of recognised financial assets offset in the statement of financial position			(36)
Net amounts of financial liabilities presented in the statement of financial position		26	0
Financial instruments		26	0
Cash and financial instruments pledged as collateral		21
Net amount		(21)	0
Deposits from banks [member] | Repurchase, securities lending and similar agreements [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		26	36
Gross amounts of recognised financial assets offset in the statement of financial position			(36)
Net amounts of financial liabilities presented in the statement of financial position		26	0
Financial instruments		26
Cash and financial instruments pledged as collateral		21
Net amount		(21)	0
Deposits from banks [member] | Other [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities			0
Net amounts of financial liabilities presented in the statement of financial position			0
Financial instruments			0
Customer deposits [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		181,273	171,343
Gross amounts of recognised financial assets offset in the statement of financial position		(166,624)	(159,782)
Net amounts of financial liabilities presented in the statement of financial position		14,649	11,561
Financial instruments		1,419	1,166
Cash and financial instruments pledged as collateral			42
Net amount		13,230	10,353
Customer deposits [member] | Repurchase, securities lending and similar agreements [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities			224
Gross amounts of recognised financial assets offset in the statement of financial position			(186)
Net amounts of financial liabilities presented in the statement of financial position			37
Cash and financial instruments pledged as collateral			37
Customer deposits [member] | Corporate deposits [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		5,783	9,567
Gross amounts of recognised financial assets offset in the statement of financial position		(5,432)	(9,078)
Net amounts of financial liabilities presented in the statement of financial position		351	489
Financial instruments		0
Net amount		351	489
Customer deposits [member] | Other [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		175,490	161,552
Gross amounts of recognised financial assets offset in the statement of financial position		(161,193)	(150,518)
Net amounts of financial liabilities presented in the statement of financial position		14,297	11,034
Financial instruments		1,419	1,166
Cash and financial instruments pledged as collateral			4
Net amount		12,878	9,864
Financial liabilities at fair value through profit or loss [member] | Trading liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		77,752	81,429
Gross amounts of recognised financial assets offset in the statement of financial position		(24,386)	(19,357)
Net amounts of financial liabilities presented in the statement of financial position		53,366	62,071
Financial instruments		16,123	16,403
Cash and financial instruments pledged as collateral		35,793	44,803
Net amount		1,450	866
Financial liabilities at fair value through profit or loss [member] | Trading liabilities [member] | Repurchase, securities lending and similar agreements [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		56,818	64,324
Gross amounts of recognised financial assets offset in the statement of financial position		(20,545)	(18,337)
Net amounts of financial liabilities presented in the statement of financial position		36,273	45,987
Financial instruments		50	1,102
Cash and financial instruments pledged as collateral		35,787	44,801
Net amount		436	85
Financial liabilities at fair value through profit or loss [member] | Trading liabilities [member] | Other [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities			0
Gross amounts of recognised financial assets offset in the statement of financial position			0
Net amounts of financial liabilities presented in the statement of financial position			0
Financial instruments			0
Cash and financial instruments pledged as collateral			0
Net amount			0
Financial liabilities at fair value through profit or loss [member] | Trading liabilities [member] | Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		20,935	17,105
Gross amounts of recognised financial assets offset in the statement of financial position		(3,842)	(1,021)
Net amounts of financial liabilities presented in the statement of financial position		17,093	16,084
Financial instruments		16,073	15,301
Cash and financial instruments pledged as collateral		6	2
Net amount		1,014	781
Financial liabilities at fair value through profit or loss [member] | Non-trading derivatives liabilities [member] | Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		55,194	42,675
Gross amounts of recognised financial assets offset in the statement of financial position		(53,823)	(41,198)
Net amounts of financial liabilities presented in the statement of financial position		1,371	1,477
Financial instruments		1,177	1,312
Cash and financial instruments pledged as collateral		191	178
Net amount		3	(13)
Other items where offsetting is applied in the statement of financial position [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities		9,200	4,353
Gross amounts of recognised financial assets offset in the statement of financial position		(8,930)	(3,634)
Net amounts of financial liabilities presented in the statement of financial position		269	718
Financial instruments		11	(4)
Net amount		258	723
Impact of enforceable master netting arrangements or similar arrangements [member]
Disclosure of offsetting of financial liabilities [line items]
Financial instruments		(6,739)	(5,464)
Cash and financial instruments pledged as collateral		7,620	5,773
Net amount		(881)	(309)
Impact of enforceable master netting arrangements or similar arrangements [member] | Other [member]
Disclosure of offsetting of financial liabilities [line items]
Financial instruments		(8)	0
Net amount		8	0
Impact of enforceable master netting arrangements or similar arrangements [member] | Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Financial instruments	[1]	(6,731)	(5,464)
Cash and financial instruments pledged as collateral	[1]	7,620	5,773
Net amount	[1]	€ (889)	€ (309)

[1]

The line ‘Impact of enforceable master netting agreements or similar arrangements’ contains derivative positions under the same master netting a rrangements being presented in different statement of financial position line items.